UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        February 11, 2005


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $10,467,317 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC        COMMON           026874107   782406 11914215 SH       SOLE                        0  6223789  5690426
ANHEUSER BUSCH COS INC         COMMON           035229103   588961 11609715 SH       SOLE                        0  6008112  5601603
AUTOMATIC DATA PROCESSIN       COMMON           053015103   620152 13983134 SH       SOLE                        0  7314237  6668897
COCA COLA CO                   COMMON           191216100   278555  6689600 SH       SOLE                        0  3403000  3286600
DISNEY WALT CO                 COM DISNEY       254687106   470978 16941670 SH       SOLE                        0  8890132  8051538
FEDERAL NATL MTG ASSN          COMMON           313586109   157794  2215900 SH       SOLE                        0  1159500  1056400
GANNETT INC                    COMMON           364730101   906223 11092086 SH       SOLE                        0  5799360  5292726
GENERAL ELEC CO                COMMON           369604103   913365 25023690 SH       SOLE                        0 13117072 11906618
GOLDMAN SACHS GROUP INC        COMMON           38141G104   562734  5408822 SH       SOLE                        0  2826863  2581959
INTERNATIONAL BUSINESS M       COMMON           459200101   711995  7222514 SH       SOLE                        0  3787589  3434925
JOHNSON & JOHNSON              COMMON           478160104   631557  9958330 SH       SOLE                        0  5214400  4743930
MICROSOFT CORP                 COMMON           594918104   272026 10180600 SH       SOLE                        0  5320800  4859800
PEPSICO INC                    COMMON           713448108   740490 14185639 SH       SOLE                        0  7429695  6755944
PFIZER INC                     COMMON           717081103   438597 16310771 SH       SOLE                        0  8522224  7788547
PROCTER & GAMBLE CO            COMMON           742718109   497120  9025412 SH       SOLE                        0  4732620  4292792
WAL MART STORES INC            COMMON           931142103   827038 15657674 SH       SOLE                        0  8175978  7481696
WELLS FARGO & CO NEW           COMMON           949746101  1067326 17173380 SH       SOLE                        0  8977903  8195477
